Investment in Ryvyl	3 Months Ended
Mar. 31, 2026
Disclosure Text Block Supplement [Abstract]
Investment in Ryvyl
4.	Investment in Ryvyl

On October 6, 2025, the Company entered into a Securities Purchase Agreement (the “SPA”) with Ryvyl Inc. (“Ryvyl”), a related party with which the Company merged, effective May 12, 2026, pursuant to which the Company purchased 50,000 shares of Ryvyl’s Series C Convertible Preferred Stock (the “Preferred Stock” or the “Investment”) for an aggregate subscription amount of $5,000 in a private placement conducted pursuant to Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D. The purpose of the financing transaction was to provide Ryvyl with working capital through the anticipated consummation of the Merger. On December 9, 2025, the Company and Ryvyl entered into an amendment to the SPA (the “First Amendment” or the “Amendment”), which modified certain terms of the Preferred Stock. The aggregate purchase price was increased to $6,500, representing an additional $1,500 investment by the Company, and the stated value per share of the Preferred Stock was increased from $100 to $130 per share, with no additional shares issued, resulting in an aggregate stated value of $6,500.

The Preferred Stock is convertible, at the option of the Company, into shares of Ryvyl’s common stock at an initial conversion price of $0.40 per share, subject to certain anti-dilution adjustments including adjustments for stock splits, stock dividends, other similar transactions, and stipulates a minimum conversion price of $0.08 per share. Conversion is also subject to certain beneficial ownership limitations and issuance caps.

The Preferred Stock has liquidation preferences senior to Ryvyl’s common stock and entitles the Company to receive an amount equal to the aggregate stated value $6,500 of the Preferred Stock prior to any distributions to holders of common stock. The Company accounts for its investment in the Preferred Stock in accordance with Investments – Equity Securities (“ASC 321”) as a measurement alternative investment. The Investment is carried at cost, adjusted for changes in observable prices, less any impairment. Upon evaluating the qualitative impairment indicators in accordance with ASC 321 surrounding Ryvyl’s performance and financial condition as of and for the three months ended March 31, 2026, the Company concluded that no impairment was required as of March 31, 2026.